Deferred Revenue (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($) oz $ / Ounce $ / meter	Dec. 31, 2021 USD ($) oz $ / Ounce	Dec. 31, 2020 USD ($)
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Current portion of deferred revenue		$ 10,511	$ 0
Non-current deferred revenue		83,711	0
Transaction fees		1,219	0
Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Deferred revenue		94,200
Amortization of deferred revenue		7,279	$ 0
Current portion of deferred revenue		10,500
Non-current deferred revenue		83,700
Transaction fees		$ 1,200
Royal Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Quantity of gold required to be received (in ounce) | oz	49,000
Royal Gold | Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contribution towards environmental, social and governance initiatives, price per ounce of gold delivered (in usd per ounce) | $ / Ounce	5
Royal Gold | Gold | Through End of 2024
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Payment obligation	$ 5,000
Payment obligation, rate (in usd per unit) | $ / Ounce	20
Royal Gold | Gold | 2022 Through End of 2024
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Payment obligation	$ 5,000
Payment obligation, rate (in usd per unit) | $ / meter	100
Royal Gold | Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of prevailing spot gold price	20.00%
Royal Gold | Gold | Performance obligations satisfied over time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of prevailing spot gold price	40.00%
Royal Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Gold, estimated long-term price (in usd per ounce) | $ / Ounce		1,750
Royal Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of gold to be produced	25.00%
Royal Gold | Performance obligations satisfied over time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of gold to be produced	10.00%
Royal Gold | Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Deferred revenue	$ 100,000
Quantity delivered (in ounce) | oz		5,173
Average cash consideration (in usd per ounce) | $ / Ounce		353
Amortization of deferred revenue		$ 7,300
Royal Gold | Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Quantity of gold required to be delivered (in ounce) | oz	93,000